Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2017 was $35 million (2016: $31 million; 2015: $39 million).

We did not recognize any bad debt expense in 2017, 2016, or 2015, but have instead reduced contract revenue for the disputed amounts.